Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Reserve Estimate Methodology, Historical Loss Period Factor	84 months
Beginning balance	$ 54,352	$ 59,468	$ 55,537
Charge-offs	14,290	24,780	19,153
Recoveries	(11,442)	(26,997)	(19,669)
Net charge-offs (recoveries)	2,848	(2,217)	(516)
(Recovery) Provision	4,990	(7,333)	3,415
Ending balance	56,494	54,352	59,468
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10,719	14,218	15,635
Charge-offs	2,478	3,779	6,160
Recoveries	(1,373)	(1,003)	(1,314)
Net charge-offs (recoveries)	1,105	2,776	4,846
(Recovery) Provision	4,080	(723)	3,429
Ending balance	13,694	10,719	14,218
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,808	15,899	11,736
Charge-offs	348	8,003	1,832
Recoveries	(2,241)	(7,759)	(726)
Net charge-offs (recoveries)	(1,893)	244	1,106
(Recovery) Provision	(1,504)	(6,847)	5,269
Ending balance	9,197	8,808	15,899
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	8,652	6,855	6,841
Charge-offs	470	1,316	1,791
Recoveries	(2,092)	(12,572)	(9,378)
Net charge-offs (recoveries)	(1,622)	(11,256)	(7,587)
(Recovery) Provision	(1,710)	(9,459)	(7,573)
Ending balance	8,564	8,652	6,855
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,772	14,251	14,759
Charge-offs	2,352	3,944	3,207
Recoveries	(2,438)	(2,985)	(6,000)
Net charge-offs (recoveries)	(86)	959	(2,793)
(Recovery) Provision	(1,344)	1,480	(3,301)
Ending balance	13,514	14,772	14,251
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	11,401	8,245	6,566
Charge-offs	8,642	7,738	6,163
Recoveries	(3,295)	(2,671)	(2,249)
Net charge-offs (recoveries)	5,347	5,067	3,914
(Recovery) Provision	5,470	8,223	5,593
Ending balance	11,524	11,401	8,245
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	(3)	(7)	(2)
Net charge-offs (recoveries)	(3)	(7)	(2)
(Recovery) Provision	(2)	(7)	(2)
Ending balance	$ 1	$ 0	$ 0